Lease liabilities - Narrative (Details) - Lease liabilities	12 Months Ended
Jun. 30, 2024
Prince George, British Columbia, Canada
Borrowings [Abstract]
Lease term	30 years
Sydney, Australia
Borrowings [Abstract]
Lease term	3 years
Vancouver, British Columbia, Canada
Borrowings [Abstract]
Lease term	5 years